Supplementary Financial Statement Information (Details) - Schedule of information about geographical areas of non current assets $ in Thousands	12 Months Ended
Dec. 31, 2008 USD ($)
Supplementary Financial Statement Information (Details) - Schedule of information about geographical areas of non current assets [Line Items]
Property and equipment, net	$ 722
Right-of-use assets, net	166
Investments in a joint venture accounted for using the equity method	510
Total	1,398
Israel [Member]
Supplementary Financial Statement Information (Details) - Schedule of information about geographical areas of non current assets [Line Items]
Property and equipment, net	47
Right-of-use assets, net	166
Investments in a joint venture accounted for using the equity method	510
Total	723
USA [Member]
Supplementary Financial Statement Information (Details) - Schedule of information about geographical areas of non current assets [Line Items]
Property and equipment, net	598
Total	598
Mexico [Member]
Supplementary Financial Statement Information (Details) - Schedule of information about geographical areas of non current assets [Line Items]
Property and equipment, net	77
Total	$ 77